Loans and Allowance for Loan Losses - Schedule of Categories of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Notes And Loans Receivable
Total gross loans	$ 460,875	$ 454,372
Less allowance for loan losses	(2,052)	(3,673)	$ (5,113)
Total loans	458,823	450,699
Commercial
Accounts Notes And Loans Receivable
Total gross loans	90,548	90,892
Less allowance for loan losses	(215)	(1,046)	(1,397)
Commercial real estate
Accounts Notes And Loans Receivable
Total gross loans	270,312	266,777
Less allowance for loan losses	(815)	(1,235)	(1,821)
Residential real estate
Accounts Notes And Loans Receivable
Total gross loans	94,012	90,132
Less allowance for loan losses	(816)	(1,121)	$ (1,471)
Installment loans
Accounts Notes And Loans Receivable
Total gross loans	$ 6,003	$ 6,571